Convertible Promissory Notes	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Convertible Promissory Notes	Convertible Promissory Notes
Junior Convertible Notes
From inception through December 2018, the Company issued Junior Convertible Notes that had an aggregate issuance date fair value of $15.8 million, an aggregate principal balance of $10.7 million and bore interest at rates ranging from 3.00% to 7.73% per year. From January 2019 through April 2019, the Company issued Junior Convertible Notes in the aggregate principal of $1.5 million that bore interest at rates ranging between 6.00% and 15.00% per year. From April 2015 through December 2017, the Company issued demand notes to the Chief Executive Officer and an immediate family member (the “Related Party”) with an aggregate principal balance of $1.8 million that bore interest at rates ranging from 3.00% to 6.00% per year. During April 2019, $1.9 million of principal and interest was converted from demand notes to a Junior Convertible Note bearing interest at a rate of 15.00%. Additionally, in July 2019, the Company issued $1.2 million of Junior Convertible Notes in lieu of severance payments to former executives, of which $0.9 million and $0.3 million were expensed to general and administrative and research and development expense, respectively, during the year ended December 31, 2019. At December 31, 2019, principal of $5.7 million of Junior Convertible Notes outstanding were held by the Related Party. In the event of qualified financing resulting in gross proceeds of various amounts (“Junior Note Qualified Financing”) the outstanding principal and interest of the Junior Convertible Notes would automatically convert into Series Seed preferred stock at a price equal to 75% to 80% of the issue price per share of the stock issued in the Junior Note Qualified Financing and on the same terms and conditions of such Junior Note Qualified Financing.
All of the outstanding principal and accrued but unpaid interest associated with the Junior Convertible Notes converted into 2,615,553 shares of Series Seed Stock in May 2020, of which 840,363 shares were issued to the Related Party. Due to certain embedded features within the Junior Convertible Notes, the Company elected to account for these notes and all their embedded features under the fair value option. At the time of conversion, the estimated fair value of the Junior Convertible Notes was $6.3 million and was reclassified to Series Seed convertible preferred equity. In connection with the conversion in 2020, the Company recorded a non-cash credit of $7.7 million related to the final decrease in fair value of the Junior Convertible Notes. For the year ended December 31, 2019, the Company recognized $0.2 million in the consolidated statement of operations related to decreases in the fair value of the Junior Convertible Notes. For the year ended December 31, 2019, the Company recognized $1.1 million of interest expense in connection with the Junior Convertible Notes, including $0.5 million payable to the Related Party.
Convertible Bridge Notes
From October 2019 through March 2020, the Company issued convertible bridge notes to the Related Party in the amount of $0.5 million. The Convertible Bridge Notes bore interest at a rate of 6.0% and were set to mature on
December 31, 2021 (“Maturity Date”). In the event of qualified financing resulting in gross proceeds of $1.0 million (“Bridge Note Qualified Financing”), the outstanding principal and interest of the Convertible Bridge Notes would automatically convert into Series A Stock at a price equal to the issue price per share of the stock issued in the Bridge Note Qualified Financing and on the same terms and conditions of such Bridge Note Qualified Financing. In the event that a Bridge Note Qualified Financing was not consummated prior to the Maturity Date, then, at the election of the holder made at least five days prior to the Maturity Date, effective upon the Maturity Date, the outstanding principal balance and any unpaid accrued interest under the Senior Convertible Notes was to convert into Series A Stock of the Company at a conversion price equal to 80% of the conversion price. On December 22, 2020, the outstanding principal and accrued but unpaid interest associated with the Convertible Bridge Notes converted into 78,178 Series A Stock.
Due to certain embedded features within the Convertible Bridge Notes, the Company elected to account for these notes and all their embedded features under the fair value option. At the time of conversion, the estimated fair value of the Convertible Bridge Notes was $0.5 million and was reclassified to Series A convertible preferred equity. In connection with the conversion in December 2020, the Company recorded a non-cash credit of $0.1 million related to the final decrease in fair value of the Convertible Bridge Notes. For the year ended December 31, 2019, the Company recognized a change $0.1 million in the consolidated statement of operations related to increases in the fair value of the Convertible Bridge Notes. For the years ended December 31, 2020 and 2019, the Company recognized approximately $30,000 and approximately $5,000, respectively, of interest expense in connection with the Convertible Bridge Notes.
Senior Convertible Notes
In April 2020, $5.1 million of principal and $0.6 million of accrued interest related to certain Junior Convertible Notes were converted into Senior Convertible Notes. Of the Senior Convertible Notes issued in 2020, $2.5 million of principal and $0.4 million of accrued interest were issued to the Related Party. The Senior Convertible Notes bear interest at a rate of 6.0% per year and mature on December 31, 2021 (“Maturity Date”). All of the Company’s assets, including intellectual property, are pledged as collateral to the Senior Convertible Note holders. In the event of a qualified financing, whereby the Company issues and sells its Series A Stock and raises capital of at least $2.5 million of total gross proceeds in cash (“Senior Note Qualified Financing”), the outstanding principal and interest of the Senior Convertible Notes would automatically convert into Series A Stock at a price equal to the issue price per share of the stock issued in the Senior Note Qualified Financing and on the same terms and conditions of such Senior Note Qualified Financing. In the event that a Senior Note Qualified Financing is not consummated prior to the Maturity Date, then, at the election of the holder made at least five days prior to the Maturity Date, effective upon the Maturity Date, the outstanding principal balance and any unpaid accrued interest under the Senior Convertible Notes shall be converted into Series A of the Company at a conversion price equal to 90% of the conversion price. In the event that the Company consummates a sale of the Company prior to the conversion or repayment in full of the Senior Convertible Notes, (i) the Company will give the holder at least five days prior written notice of the anticipated closing date of such sale of the Company and (ii) at the closing of such sale of the Company, in lieu of the principal and interest that would otherwise be payable on the Maturity Date, the Company will pay the holder an aggregate amount equal to the greater of: (i) one (1) times the aggregate amount of principal and interest then outstanding under the Senior Convertible Notes in full satisfaction of the Company’s obligations under the Senior Convertible Notes; or (ii) the sale proceeds multiplied by the pro rata ownership of the holder based upon a conversion of the Senior Convertible Notes at a price equal to the conversion price then in effect.
For the year ended December 31, 2020, the Company recognized a credit of $2.1 million in the consolidated statement of operations related to decreases in the fair value of the Senior Convertible Notes. For the year ended December 31, 2020, the Company recognized $0.3 million of interest expense in connection with the Senior Convertible Notes, including $0.1 million payable to the Related Party.
Paycheck Protection Program
In May 2020, the Company entered into an original loan agreement with Pacific Western Bank as the lender (“Lender”) for a loan in an aggregate principal amount of $0.1 million (the “Loan”) pursuant to the Paycheck Protection Program (the “PPP”) under the Coronavirus Aid, Relief, and Economic Security (CARES) Act and
implemented by the U.S. Small Business Administration. In June 2020, the Paycheck Protection Program Flexibility Act was enacted, which among other things, extended the deferral period for loan payments to either (1) the date that Small Business Administration remits the borrower’s loan forgiveness amount to the lender or (2) if the borrower does not apply for loan forgiveness, 10 months after the end of the borrower’s loan forgiveness covered period. The Loan matures in 2 years and bears interest at a rate of 1.0% per year, with all payments deferred through September 5, 2021. Principal and interest are payable monthly commencing on September 5, 2021 and may be prepaid by the Company at any time prior to maturity without penalty. The Company may apply for forgiveness of amounts due under the Loan, with the amount of potential loan forgiveness to be calculated in accordance with the requirements of the PPP based on payroll costs, any mortgage interest payments, any covered rent payments and any covered utilities payments during the 8-24 week period after the origination date of the Loan. The Company utilized the proceeds of the Loan for payroll and other qualifying expenses, but there can be no assurances that any portion of the Loan will be forgiven.
At December 31, 2020, the outstanding principal balance of the Loan was $124,000, of which approximately $55,000 is payable in 2021 and approximately $69,000 is payable in 2022 unless otherwise forgiven.
Convertible Promissory Notes
Junior Convertible Notes
From inception through December 2018, the Company issued Junior Convertible Notes that had an aggregate issuance date fair value of $15.8 million, an aggregate principal balance of $10.7 million and bore interest at rates ranging from 3.00% to 7.73% per year. From January 2019 through April 2019, the Company issued Junior Convertible Notes in the aggregate principal of $1.5 million that bore interest at rates ranging between 6.00% and 15.00% per year. From April 2015 through December 2017, the Company issued demand notes to the Chief Executive Officer and an immediate family member (the “Related Party”) with an aggregate principal balance of $1.8 million that bore interest at rates ranging from 3.00% to 6.00% per year. During April 2019, $1.9 million of principal and interest was converted from demand notes to a Junior Convertible Note bearing interest at a rate of 15.00%. Additionally, in July 2019, the Company issued $1.2 million of Junior Convertible Notes in lieu of severance payments to former executives.
All of the outstanding principal and accrued but unpaid interest associated with the Junior Convertible Notes converted into 2,615,553 Series Seed Stock in May 2020, of which 840,363 shares were issued to the Related Party. Due to certain embedded features within the Junior Convertible Notes, the Company elected to account for these notes and all their embedded features under the fair value option. At the time of conversion, the estimated fair value of the Junior Convertible Notes was $6.3 million and was reclassified to Series Seed convertible preferred equity. In connection with the conversion in 2020, the Company recorded a non-cash credit of $7.7 million related to the final decrease in fair value of the Junior Convertible Notes.
Convertible Bridge Notes
From October 2019 through March 2020, the Company issued convertible bridge notes to the Related Party in the amount of $0.5 million. The Convertible Bridge Notes bore interest at a rate of 6.0% and were set to mature on December 31, 2021 (“Maturity Date”). In the event of qualified financing resulting in gross proceeds of $1.0 million (“Bridge Note Qualified Financing”), the outstanding principal and interest of the Convertible Bridge Notes would automatically convert into Series A Stock at a price equal to the issue price per share of the stock issued in the Bridge Note Qualified Financing and on the same terms and conditions of such Bridge Note Qualified Financing. In the event that a Bridge Note Qualified Financing was not consummated prior to the Maturity Date, then, at the election of the holder made at least five days prior to the Maturity Date, effective upon the Maturity Date, the outstanding principal balance and any unpaid accrued interest under the Senior Convertible Notes was to convert into Series A Stock of the Company at a conversion price equal to 80% of the conversion price. On December 22, 2020, the outstanding principal and accrued but unpaid interest associated with the Convertible Bridge Notes converted into 78,178 shares of Series A Stock.
Due to certain embedded features within the Convertible Bridge Notes, the Company elected to account for these notes and all their embedded features under the fair value option. For the three and nine months ended September 30, 2020, the Company recognized a change of $19,000 and $0.1 million in the condensed consolidated statement of operations related to increases and decreases in the fair value of the Convertible Bridge Notes. For the three and nine months ended September 30, 2020, the Company recognized approximately $8,000 and $23,000 of interest expense in connection with the Convertible Bridge Notes.
Senior Convertible Notes
In April 2020, $5.1 million of principal and $0.6 million of accrued interest related to certain Junior Convertible Notes were converted into Senior Convertible Notes. Of the Senior Convertible Notes issued in 2020, $2.5 million of principal and $0.4 million of accrued interest were issued to the Related Party. The Senior Convertible Notes bore interest at a rate of 6.0% per year and were set to mature on December 31, 2021 (“Maturity Date”). All of the Company’s assets, including intellectual property, were pledged as collateral to the Senior Convertible Note holders.
All of the outstanding principal and accrued but unpaid interest associated with the Senior Convertible Notes converted into 844,824 shares of Series A Stock in February 2021, of which 430,467 shares were issued to the Related Party. Due to certain embedded features within the Senior Convertible Notes, the Company elected to account for these notes and all their embedded features under the fair value option. At the time of conversion, the estimated fair value of the Junior Convertible Notes was $5.7 million and was reclassified to Series A convertible preferred equity. The Company recorded a non-cash debit of $0.2 million in the condensed consolidated statement of operations for the three months ended September 30, 2020, related to an increase in fair value of the Senior Convertible Notes. The Company recorded a non-cash credit of $9,000 and $1.9 million in the condensed consolidated statement of operations for the nine months ended September 30, 2021 and 2020, respectively, related to the decrease in fair value of the Senior Convertible Notes. For the three months ended September 30, 2020, the Company recognized $0.1 million of interest expense in connection with the Senior Convertible Notes, including $45,000 payable to the Related Party. For the nine months ended September 30, 2021 and 2020, the Company recognized $45,000 and $0.2 million of interest expense in connection with the Senior Convertible Notes, including $23,000 and $88,000 payable to the Related Party, respectively.
Paycheck Protection Program
In May 2020, the Company entered into an original loan agreement with Pacific Western Bank as the lender (“Lender”) for a loan in an aggregate principal amount of $0.1 million (the “Loan”) pursuant to the Paycheck Protection Program (the “PPP”) under the Coronavirus Aid, Relief, and Economic Security (CARES) Act and implemented by the U.S. Small Business Administration. At December 31, 2020, the outstanding principal balance of the Loan was approximately $124,000. In June 2020, the Paycheck Protection Program Flexibility Act was enacted, which among other things, extended the deferral period for loan payments to either (1) the date that Small Business Administration remits the borrower’s loan forgiveness amount to the lender or (2) if the borrower does not apply for loan forgiveness, ten months after the end of the borrower’s loan forgiveness covered period. The Loan was set to mature in two years and bore interest at a rate of 1.0% per year, with all payments deferred through September 5, 2021.
The entire PPP Loan was forgiven in July 2021 and recognized as a gain on extinguishment of debt within other income in the condensed consolidated statement of operations.